NOTE 7 - CONVERTIBLE NOTES PAYABLE - Schedule of Convertible Notes Payable (Details) (Quarterly) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Total convertible notes payable	$ 2,287,780	$ 2,287,780	$ 25,000
Less: unamortized debt discount	(34,856)	(69,714)
Less: current portion of convertible notes
Long-term convertible notes	2,252,924	2,218,066
Promissory Notes Issued In Fiscal Year 2021 [Member]
Short-Term Debt [Line Items]
Convertible Debt	$ 2,287,780	$ 2,287,780